23. Provision for legal and administrative proceedings (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Provision for legal and administrative proceedings [line items]
Total	R$ 18,395,727	R$ 18,734,644
Civil [Member]
Provision for legal and administrative proceedings [line items]
Total	1,032,637	1,046,521
Civil [Member] | Actions Filed By Consumers [Member]
Provision for legal and administrative proceedings [line items]
Total	374,860	405,635
Civil [Member] | ANATEL [Member]
Provision for legal and administrative proceedings [line items]
Total	220,526	207,657
Civil [Member] | Consumer Protection Agencies [Member]
Provision for legal and administrative proceedings [line items]
Total	32,847	84,231
Civil [Member] | Former Trade Partners [Member]
Provision for legal and administrative proceedings [line items]
Total	180,226	173,213
Civil [Member] | Social And Environmental, And Infrastructure [Member]
Provision for legal and administrative proceedings [line items]
Total	125,201	71,574
Civil [Member] | Other [Member]
Provision for legal and administrative proceedings [line items]
Total	R$ 98,977	R$ 104,211